Distribution Date:	06/17/24	BMO 2023-C5 MORTGAGE TRUST
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2023-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	9-13			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association
Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	19		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21		Attention: Liat Heller	liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	22		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Modified Loan Detail	24	Advisor
Historical Liquidated Loan Detail	25		CMBS Notices	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	27
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Supplemental Notes	28			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	RREF III-D AIV RR, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	055988AA7	5.739600%	12,893,000.00	10,880,912.26	173,523.37	52,043.40	0.00	0.00	225,566.77	10,707,388.89	30.10%	30.00%
A-2	055988AB5	6.517600%	111,092,000.00	111,092,000.00	0.00	603,377.68	0.00	0.00	603,377.68	111,092,000.00	30.10%	30.00%
A-4	055988AC3	5.494300%	95,000,000.00	95,000,000.00	0.00	434,965.42	0.00	0.00	434,965.42	95,000,000.00	30.10%	30.00%
A-5	055988AD1	5.765300%	217,830,000.00	217,830,000.00	0.00	1,046,546.08	0.00	0.00	1,046,546.08	217,830,000.00	30.10%	30.00%
A-SB	055988AE9	5.994900%	13,883,000.00	13,883,000.00	0.00	69,356.00	0.00	0.00	69,356.00	13,883,000.00	30.10%	30.00%
A-S	055988AH2	6.162000%	70,824,000.00	70,824,000.00	0.00	363,681.24	0.00	0.00	363,681.24	70,824,000.00	19.06%	19.00%
B	055988AJ8	6.696568%	31,388,000.00	31,388,000.00	0.00	175,159.91	0.00	0.00	175,159.91	31,388,000.00	14.17%	14.13%
C	055988AK5	6.847268%	24,145,000.00	24,145,000.00	0.00	137,772.75	0.00	0.00	137,772.75	24,145,000.00	10.41%	10.38%
D	055988AQ2	4.000000%	12,877,000.00	12,877,000.00	0.00	42,923.33	0.00	0.00	42,923.33	12,877,000.00	8.40%	8.38%
E	055988AS8	4.000000%	6,438,000.00	6,438,000.00	0.00	21,460.00	0.00	0.00	21,460.00	6,438,000.00	7.40%	7.38%
F-RR	055988AU3	4.000000%	12,073,000.00	12,073,000.00	0.00	40,243.33	0.00	0.00	40,243.33	12,073,000.00	5.52%	5.50%
G-RR	055988AY5	4.000000%	8,048,000.00	8,048,000.00	0.00	26,826.67	0.00	0.00	26,826.67	8,048,000.00	4.26%	4.25%
J-RR*	055988BC2	4.000000%	27,364,241.00	27,364,241.00	0.00	91,033.01	0.00	0.00	91,033.01	27,364,241.00	0.00%	0.00%
R	055988BG3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	6.847268%	13,743,821.00	13,700,870.70	3,704.05	78,168.31	0.00	0.00	81,872.36	13,697,166.65	0.00%	0.00%
Regular SubTotal			657,599,062.00	655,544,023.96	177,227.42	3,183,557.13	0.00	0.00	3,360,784.55	655,366,796.54

X-A	055988AF6	0.946601%	450,698,000.00	448,685,912.26	0.00	353,938.82	0.00	0.00	353,938.82	448,512,388.89
X-B	055988AG4	0.421533%	126,357,000.00	126,357,000.00	0.00	44,386.35	0.00	0.00	44,386.35	126,357,000.00
X-D	055988AL3	2.847268%	12,877,000.00	12,877,000.00	0.00	30,553.56	0.00	0.00	30,553.56	12,877,000.00
X-E	055988AN9	2.847268%	6,438,000.00	6,438,000.00	0.00	15,275.60	0.00	0.00	15,275.60	6,438,000.00
XFRR	055988AW9	2.847268%	12,073,000.00	12,073,000.00	0.00	28,645.89	0.00	0.00	28,645.89	12,073,000.00
XGRR	055988BA6	2.847268%	8,048,000.00	8,048,000.00	0.00	19,095.68	0.00	0.00	19,095.68	8,048,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

XJRR	055988BE8	2.847268%	27,364,241.00	27,364,241.00	0.00	64,657.25	0.00	0.00	64,657.25	27,364,241.00
Notional SubTotal			643,855,241.00	641,843,153.26	0.00	556,553.15	0.00	0.00	556,553.15	641,669,629.89

Deal Distribution Total					177,227.42	3,740,110.28	0.00	0.00	3,917,337.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	055988AA7	843.93952222	13.45872722	4.03656248	0.00000000	0.00000000	0.00000000	0.00000000	17.49528969	830.48079501
A-2	055988AB5	1,000.00000000	0.00000000	5.43133331	0.00000000	0.00000000	0.00000000	0.00000000	5.43133331	1,000.00000000
A-4	055988AC3	1,000.00000000	0.00000000	4.57858337	0.00000000	0.00000000	0.00000000	0.00000000	4.57858337	1,000.00000000
A-5	055988AD1	1,000.00000000	0.00000000	4.80441666	0.00000000	0.00000000	0.00000000	0.00000000	4.80441666	1,000.00000000
A-SB	055988AE9	1,000.00000000	0.00000000	4.99575020	0.00000000	0.00000000	0.00000000	0.00000000	4.99575020	1,000.00000000
A-S	055988AH2	1,000.00000000	0.00000000	5.13500000	0.00000000	0.00000000	0.00000000	0.00000000	5.13500000	1,000.00000000
B	055988AJ8	1,000.00000000	0.00000000	5.58047375	0.00000000	0.00000000	0.00000000	0.00000000	5.58047375	1,000.00000000
C	055988AK5	1,000.00000000	0.00000000	5.70605715	0.00000000	0.00000000	0.00000000	0.00000000	5.70605715	1,000.00000000
D	055988AQ2	1,000.00000000	0.00000000	3.33333307	0.00000000	0.00000000	0.00000000	0.00000000	3.33333307	1,000.00000000
E	055988AS8	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F-RR	055988AU3	1,000.00000000	0.00000000	3.33333306	0.00000000	0.00000000	0.00000000	0.00000000	3.33333306	1,000.00000000
G-RR	055988AY5	1,000.00000000	0.00000000	3.33333375	0.00000000	0.00000000	0.00000000	0.00000000	3.33333375	1,000.00000000
J-RR	055988BC2	1,000.00000000	0.00000000	3.32671423	0.00661886	0.10912709	0.00000000	0.00000000	3.32671423	1,000.00000000
R	055988BG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	996.87493747	0.26950657	5.68752387	0.00070141	0.00799850	0.00000000	0.00000000	5.95703044	996.60543091

Notional Certificates
X-A	055988AF6	995.53561866	0.00000000	0.78531260	0.00000000	0.00000000	0.00000000	0.00000000	0.78531260	995.15060837
X-B	055988AG4	1,000.00000000	0.00000000	0.35127733	0.00000000	0.00000000	0.00000000	0.00000000	0.35127733	1,000.00000000
X-D	055988AL3	1,000.00000000	0.00000000	2.37272346	0.00000000	0.00000000	0.00000000	0.00000000	2.37272346	1,000.00000000
X-E	055988AN9	1,000.00000000	0.00000000	2.37272445	0.00000000	0.00000000	0.00000000	0.00000000	2.37272445	1,000.00000000
XFRR	055988AW9	1,000.00000000	0.00000000	2.37272343	0.00000000	0.00000000	0.00000000	0.00000000	2.37272343	1,000.00000000
XGRR	055988BA6	1,000.00000000	0.00000000	2.37272366	0.00000000	0.00000000	0.00000000	0.00000000	2.37272366	1,000.00000000
XJRR	055988BE8	1,000.00000000	0.00000000	2.36283732	0.00988626	0.07750882	0.00000000	0.00000000	2.36283732	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/24 - 05/30/24	30	0.00	52,043.40	0.00	52,043.40	0.00	0.00	0.00	52,043.40	0.00
A-2	05/01/24 - 05/30/24	30	0.00	603,377.68	0.00	603,377.68	0.00	0.00	0.00	603,377.68	0.00
A-4	05/01/24 - 05/30/24	30	0.00	434,965.42	0.00	434,965.42	0.00	0.00	0.00	434,965.42	0.00
A-5	05/01/24 - 05/30/24	30	0.00	1,046,546.08	0.00	1,046,546.08	0.00	0.00	0.00	1,046,546.08	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	69,356.00	0.00	69,356.00	0.00	0.00	0.00	69,356.00	0.00
X-A	05/01/24 - 05/30/24	30	0.00	353,938.82	0.00	353,938.82	0.00	0.00	0.00	353,938.82	0.00
X-B	05/01/24 - 05/30/24	30	0.00	44,386.35	0.00	44,386.35	0.00	0.00	0.00	44,386.35	0.00
X-D	05/01/24 - 05/30/24	30	0.00	30,553.56	0.00	30,553.56	0.00	0.00	0.00	30,553.56	0.00
X-E	05/01/24 - 05/30/24	30	0.00	15,275.60	0.00	15,275.60	0.00	0.00	0.00	15,275.60	0.00
A-S	05/01/24 - 05/30/24	30	0.00	363,681.24	0.00	363,681.24	0.00	0.00	0.00	363,681.24	0.00
B	05/01/24 - 05/30/24	30	0.00	175,159.91	0.00	175,159.91	0.00	0.00	0.00	175,159.91	0.00
C	05/01/24 - 05/30/24	30	0.00	137,772.75	0.00	137,772.75	0.00	0.00	0.00	137,772.75	0.00
D	05/01/24 - 05/30/24	30	0.00	42,923.33	0.00	42,923.33	0.00	0.00	0.00	42,923.33	0.00
E	05/01/24 - 05/30/24	30	0.00	21,460.00	0.00	21,460.00	0.00	0.00	0.00	21,460.00	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	40,243.33	0.00	40,243.33	0.00	0.00	0.00	40,243.33	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	26,826.67	0.00	26,826.67	0.00	0.00	0.00	26,826.67	0.00
J-RR	05/01/24 - 05/30/24	30	2,795.74	91,214.14	0.00	91,214.14	181.12	0.00	0.00	91,033.01	2,986.18
XFRR	05/01/24 - 05/30/24	30	0.00	28,645.89	0.00	28,645.89	0.00	0.00	0.00	28,645.89	0.00
XGRR	05/01/24 - 05/30/24	30	0.00	19,095.68	0.00	19,095.68	0.00	0.00	0.00	19,095.68	0.00
XJRR	05/01/24 - 05/30/24	30	1,839.94	64,927.78	0.00	64,927.78	270.53	0.00	0.00	64,657.25	2,120.97
VRR Interest	05/01/24 - 05/30/24	30	99.72	78,177.95	0.00	78,177.95	9.64	0.00	0.00	78,168.31	109.93
Totals			4,735.40	3,740,571.58	0.00	3,740,571.58	461.29	0.00	0.00	3,740,110.28	5,217.08

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,917,337.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,754,884.02	Master Servicing Fee	5,059.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,598.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.25
ARD Interest	0.00	Operating Advisor Fee	1,158.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,754,884.02	Total Fees	14,312.43

Principal		Expenses/Reimbursements
Scheduled Principal	177,227.42	Reimbursement for Interest on Advances	461.30
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	177,227.42	Total Expenses/Reimbursements	461.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,740,110.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	177,227.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,917,337.70
Total Funds Collected	3,932,111.44	Total Funds Distributed	3,932,111.43

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	655,544,024.83	655,544,024.83	Beginning Certificate Balance	655,544,023.96
(-) Scheduled Principal Collections	177,227.42	177,227.42	(-) Principal Distributions	177,227.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	655,366,797.41	655,366,797.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	655,544,024.83	655,544,024.83	Ending Certificate Balance	655,366,796.54
Ending Actual Collateral Balance	655,369,545.26	655,369,545.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	5	18,543,801.27	2.83%	105	6.7191	1.542298	1.49 or less	19	337,154,421.45	51.45%	99	6.9921	1.081335
$5,000,000 to $9,999,999		9	67,242,254.23	10.26%	98	6.8853	1.414705	1.50 to 1.59	5	98,460,000.00	15.02%	88	6.1475	1.569732
$10,000,000 to $19,999,999		14	190,802,727.06	29.11%	89	6.2520	1.616539	1.60 to 1.69	1	39,587,411.97	6.04%	106	7.0800	1.650000
$20,000,000 to $29,999,999		5	133,590,162.72	20.38%	95	7.0342	1.061616	1.70 to 1.79	1	26,840,162.72	4.10%	107	6.9100	1.790000
	$30,000,000 or greater	6	245,187,852.13	37.41%	99	6.6851	1.620615	1.80 to 1.89	6	40,474,801.27	6.18%	100	6.1455	1.847200
	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139	1.90 to 1.99	2	30,350,000.00	4.63%	92	6.5208	1.932735
								2.00 or greater	5	82,500,000.00	12.59%	80	5.8688	2.490000
								Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	22	6,679,854.11	1.02%	107	6.9100	1.790000
							Industrial	22	164,807,962.34	25.15%	94	6.3367	1.702826
California	30	52,660,000.01	8.04%	84	5.0023	2.104227
							Lodging	6	98,023,467.47	14.96%	102	7.3893	0.874062
Connecticut	1	565,411.76	0.09%	45	6.1380	2.710000
							Mixed Use	1	15,000,000.00	2.29%	104	5.9411	1.590000
Florida	15	60,070,647.38	9.17%	104	6.6336	1.386818
							Multi-Family	16	77,297,000.00	11.79%	106	6.8782	1.329831
Georgia	5	9,304,529.41	1.42%	92	6.6149	1.601336
							Office	8	75,438,176.47	11.51%	81	6.2922	1.407758
Illinois	8	22,327,000.00	3.41%	107	6.7841	1.392713
							Other	1	29,500,000.00	4.50%	106	6.8300	1.050000
Indiana	2	56,587,411.97	8.63%	88	6.8337	1.571891
							Retail	134	185,967,191.13	28.38%	91	6.6248	1.765031
Kansas	6	16,959,901.43	2.59%	102	6.8095	1.828273
							Self Storage	2	9,333,000.00	1.42%	107	6.6075	1.390005
Louisiana	57	14,403,558.60	2.20%	107	6.9100	1.790000
							Totals	190	655,366,797.41	100.00%	95	6.6517	1.482139
Michigan	1	37,500,000.00	5.72%	104	6.5210	2.410000

Mississippi	9	2,929,009.74	0.45%	107	6.9100	1.790000

Missouri	5	16,809,428.82	2.56%	108	7.1255	1.002942

Nevada	3	1,041,176.47	0.16%	45	6.1380	2.710000

New Jersey	3	69,250,000.00	10.57%	81	6.6814	0.719170

New York	4	97,000,000.00	14.80%	90	6.9893	1.111443

North Carolina	2	65,630,322.51	10.01%	106	6.8951	1.376315

Ohio	3	39,000,000.00	5.95%	106	6.9100	1.490000

Oklahoma	3	11,480,762.64	1.75%	77	6.5079	2.221943

Pennsylvania	3	27,836,000.00	4.25%	96	6.1562	2.073774

South Carolina	1	7,350,000.00	1.12%	46	7.6500	1.910000

Texas	2	16,187,727.06	2.47%	106	7.0019	1.363814

Virginia	3	12,958,000.00	1.98%	106	6.5341	1.527081

Washington	2	10,836,055.50	1.65%	105	7.2983	1.062962

Totals	190	655,366,797.41	100.00%	95	6.6517	1.482139

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	1	15,000,000.00	2.29%	90	3.7000	2.250000	12 months or less	6	96,553,000.00	14.73%	91	7.3355	0.709916
	4.00000% to 4.99999%	1	10,000,000.00	1.53%	93	4.1100	1.890000	13 months to 24 months	31	533,813,797.41	81.45%	96	6.6585	1.592596
	5.00000% to 5.99999%	3	45,000,000.00	6.87%	65	5.8737	1.570000	25 months to 36 months	2	25,000,000.00	3.81%	91	3.8640	2.106000
	6.00000% to 6.49999%	5	115,865,000.00	17.68%	82	6.1930	1.925553	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	19	304,175,602.88	46.41%	106	6.7847	1.512569	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	6	89,726,194.53	13.69%	107	7.1095	1.398616	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139
	7.50000% or greater	4	75,600,000.00	11.54%	79	7.6609	0.520648
	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	112,350,000.00	17.14%	46	6.5526	1.747116	Interest Only	27	435,118,000.00	66.39%	91	6.4201	1.631836
	61 to 114 months	33	543,016,797.41	82.86%	105	6.6722	1.427315	298 months or less	1	26,840,162.72	4.10%	107	6.9100	1.790000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	345 months or greater	9	182,572,579.19	27.86%	104	7.1272	1.104990
	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	246,209,375.96	37.57%	98	6.6278	1.776336			No outstanding loans in this group
	12 months or less	26	409,157,421.45	62.43%	94	6.6660	1.305106
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	655,366,797.41	100.00%	95	6.6517	1.482139
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30321674	RT	Raleigh	NC	Actual/360	6.910%	383,232.00	45,292.94	0.00	N/A	05/06/33	--	64,405,733.10	64,360,440.16	06/06/24
2	30321677	IN	Various	FL	Actual/360	6.210%	225,878.40	0.00	0.00	N/A	05/01/33	--	42,240,000.00	42,240,000.00	05/01/24
3A1	30509712	LO	Indianapolis	IN	Actual/360	7.080%	241,514.40	26,759.16	0.00	N/A	04/06/33	--	39,614,171.13	39,587,411.97	06/06/24
4	30509702	MF	Cincinnati	OH	Actual/360	6.910%	232,060.83	0.00	0.00	N/A	04/06/33	--	39,000,000.00	39,000,000.00	04/06/24
5A2-1-A	30530247	RT	Auburn Hills	MI	Actual/360	6.521%	70,191.32	0.00	0.00	N/A	02/01/33	--	12,500,000.00	12,500,000.00	06/01/24
5A2-3	30530249				Actual/360	6.521%	84,229.58	0.00	0.00	N/A	02/01/33	--	15,000,000.00	15,000,000.00	06/01/24
5A3-3	30530252				Actual/360	6.521%	56,153.06	0.00	0.00	N/A	02/01/33	--	10,000,000.00	10,000,000.00	06/01/24
6A6	30321678	Various Various		Various	Actual/360	6.138%	158,565.00	0.00	0.00	N/A	03/11/28	--	30,000,000.00	30,000,000.00	05/11/24
7A2-2	30509855	OF	Jersey City	NJ	Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	06/06/24
7A6-1	30509708				Actual/360	5.840%	75,433.33	0.00	0.00	N/A	04/06/28	--	15,000,000.00	15,000,000.00	06/06/24
8A	30509756	OF	Rosedale	NY	Actual/360	6.605%	170,629.17	0.00	0.00	N/A	05/06/33	--	30,000,000.00	30,000,000.00	06/06/24
9	30509688	98	Harrison	NY	Actual/360	6.830%	173,500.97	0.00	0.00	N/A	04/06/33	--	29,500,000.00	29,500,000.00	06/06/24
10	30509791	RT	Bohemia	NY	Actual/360	7.650%	184,450.00	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	05/06/24
11A1	30509753	RT	Various	Various	Actual/360	6.910%	160,242.09	90,023.06	0.00	N/A	05/06/33	--	26,930,185.78	26,840,162.72	06/06/24
12	30321679	LO	Cape May	NJ	Actual/360	7.500%	169,531.25	0.00	0.00	N/A	06/06/33	--	26,250,000.00	26,250,000.00	06/06/24
13	30321680	IN	Philadelphia	PA	Actual/360	6.160%	122,002.22	0.00	0.00	N/A	05/01/33	--	23,000,000.00	23,000,000.00	05/01/24
14A2	30321578	IN	Various	Various	Actual/360	6.805%	46,878.89	0.00	0.00	N/A	12/06/32	--	8,000,000.00	8,000,000.00	06/06/24
14A4	30321580				Actual/360	6.805%	49,808.82	0.00	0.00	N/A	12/06/32	--	8,500,000.00	8,500,000.00	06/06/24
14A5	30321581				Actual/360	6.805%	35,715.85	0.00	0.00	N/A	12/06/32	--	6,095,000.00	6,095,000.00	06/06/24
15	30321681	IN	Indianapolis	IN	Actual/360	6.260%	91,639.44	0.00	0.00	N/A	05/06/28	--	17,000,000.00	17,000,000.00	06/06/24
16	30321682	MF	Branson	MO	Actual/360	7.140%	96,836.25	0.00	0.00	N/A	06/06/33	--	15,750,000.00	15,750,000.00	05/06/24
17A9	30530262	MU	West Hollywood	CA	Actual/360	5.941%	76,738.84	0.00	0.00	N/A	02/06/33	--	15,000,000.00	15,000,000.00	05/06/24
18A2-C	30509366	RT	La Habra	CA	Actual/360	3.700%	47,791.67	0.00	0.00	N/A	12/05/31	--	15,000,000.00	15,000,000.00	06/05/24
19	30509689	LO	Kissimmee	FL	Actual/360	7.990%	96,323.89	0.00	0.00	N/A	04/06/33	--	14,000,000.00	14,000,000.00	06/06/24
20	30509776	IN	Edgewater Park	NJ	Actual/360	6.970%	78,025.28	0.00	0.00	N/A	06/06/33	--	13,000,000.00	13,000,000.00	06/06/24
21	30321683	IN	San Antonio	TX	Actual/360	7.090%	75,345.03	8,239.02	0.00	N/A	05/06/33	--	12,340,966.08	12,332,727.06	06/06/24
22	30509787	IN	Loves Park	IL	Actual/360	7.010%	67,728.28	0.00	0.00	N/A	06/05/33	--	11,220,000.00	11,220,000.00	06/05/24
23A1	30508519	IN	San Francisco	CA	Actual/360	4.110%	35,391.67	0.00	0.00	N/A	03/05/32	--	10,000,000.00	10,000,000.00	06/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30509769	OF	Brooklyn	NY	Actual/360	6.750%	55,218.75	0.00	0.00	N/A	05/06/33	--	9,500,000.00	9,500,000.00	06/06/24
25	30321684	MF	Macon	GA	Actual/360	6.723%	43,911.46	0.00	0.00	N/A	01/01/33	--	7,585,000.00	7,585,000.00	06/01/24
26	30509681	LO	Aiken	SC	Actual/360	7.650%	48,418.13	0.00	0.00	N/A	04/06/28	--	7,350,000.00	7,350,000.00	06/06/24
27	30321685	SS	Springfield	VA	Actual/360	6.600%	39,783.33	0.00	0.00	N/A	05/01/33	--	7,000,000.00	7,000,000.00	05/01/24
28	30509630	LO	Seattle	WA	Actual/360	7.325%	41,536.75	4,165.39	0.00	N/A	03/06/33	--	6,585,419.62	6,581,254.23	06/06/24
29	30321686	MF	Chicago	IL	Actual/360	6.556%	37,434.94	0.00	0.00	N/A	03/01/33	--	6,631,000.00	6,631,000.00	05/01/24
30	30321687	MF	Chicago	IL	Actual/360	6.556%	25,269.01	0.00	0.00	N/A	03/01/33	--	4,476,000.00	4,476,000.00	05/01/24
31	30509637	LO	SeaTac	WA	Actual/360	7.258%	26,607.61	2,747.85	0.00	N/A	03/06/33	--	4,257,549.12	4,254,801.27	05/06/24
32	30321688	MF	College Station	TX	Actual/360	6.720%	22,307.60	0.00	0.00	N/A	01/01/33	--	3,855,000.00	3,855,000.00	06/01/24
33	30321689	OF	Richmond	VA	Actual/360	6.345%	19,806.09	0.00	0.00	N/A	01/06/33	--	3,625,000.00	3,625,000.00	06/06/24
34	30321690	SS	Alexandria	VA	Actual/360	6.630%	13,319.49	0.00	0.00	N/A	06/01/33	--	2,333,000.00	2,333,000.00	05/01/24
Totals							3,754,884.02	177,227.42	0.00				655,544,024.83	655,366,797.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,839,751.58	2,354,002.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,398,326.00	0.00	--	--	--	0.00	0.00	225,469.20	225,469.20	0.00	0.00
3A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	231,426.37	456,470.62	9,094.27	0.00
5A2-1-A	30,670,129.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-3	30,670,129.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3-3	30,670,129.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	60,676,080.00	0.00	--	--	--	0.00	0.00	158,242.08	158,242.08	0.00	0.00
7A2-2	22,674,369.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6-1	22,674,369.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	3,918,290.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,142,950.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,549,778.59	0.00	--	--	--	0.00	0.00	184,389.72	184,389.72	0.00	0.00
11A1	10,074,032.36	3,235,754.31	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,312,024.76	(223,815.72)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	121,779.40	121,779.40	0.00	0.00
14A2	7,859,328.00	2,022,120.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A4	7,859,328.00	2,022,120.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A5	7,859,328.00	2,022,120.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,653,774.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,157,256.56	0.00	--	--	--	0.00	0.00	96,802.34	96,802.34	0.00	0.00
17A9	25,127,062.52	0.00	--	--	--	0.00	0.00	76,706.55	76,706.55	0.00	0.00
18A2-C	8,155,924.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	809,116.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,192,223.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,464,081.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,332,776.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A1	2,998,371.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	497,446.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	833,140.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,210,638.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	665,357.00	0.00	--	--	--	0.00	0.00	39,715.52	39,715.52	0.00	0.00
28	430,137.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	792,813.00	0.00	--	--	--	0.00	0.00	36,714.05	36,714.05	0.00	0.00
30	533,951.00	0.00	--	--	--	0.00	0.00	24,782.40	24,782.40	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	29,346.29	29,346.29	0.00	0.00
32	420,746.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	450,455.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	198,766.00	0.00	--	--	--	0.00	0.00	13,296.89	13,296.89	0.00	0.00
Totals	305,772,385.96	11,432,302.32				0.00	0.00	1,238,670.81	1,463,715.06	9,094.27	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	1	39,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.651660%	6.626304%	95
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	22,595,000.00	0	0.00	0	0.00	6.651743%	6.626389%	96
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.651841%	6.626488%	97
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.651923%	6.626572%	98
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652036%	6.626686%	99
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652117%	6.626768%	100
12/15/23	3	22,595,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652197%	6.626849%	101
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652292%	6.626946%	102
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652372%	6.627026%	103
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652466%	6.627122%	104
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652544%	6.627201%	105
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.652621%	6.627279%	106
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30321677	05/01/24	0	B	225,469.20	225,469.20	0.00	42,240,000.00
4	30509702	04/06/24	1	1	231,426.37	456,470.62	9,094.27	39,000,000.00
6A6	30321678	05/11/24	0	A	158,242.08	158,242.08	0.00	30,000,000.00
10	30509791	05/06/24	0	B	184,389.72	184,389.72	500.00	28,000,000.00
13	30321680	05/01/24	0	B	121,779.40	121,779.40	0.00	23,000,000.00
16	30321682	05/06/24	0	B	96,802.34	96,802.34	0.00	15,750,000.00
17A9	30530262	05/06/24	0	B	76,706.55	76,706.55	0.00	15,000,000.00
27	30321685	05/01/24	0	B	39,715.52	39,715.52	0.00	7,000,000.00
29	30321686	05/01/24	0	B	36,714.05	36,714.05	0.00	6,631,000.00
30	30321687	05/01/24	0	B	24,782.40	24,782.40	0.00	4,476,000.00
31	30509637	05/06/24	0	B	29,346.29	29,346.29	0.00	4,257,549.12
34	30321690	05/01/24	0	B	13,296.89	13,296.89	0.00	2,333,000.00
Totals					1,238,670.81	1,463,715.06	9,594.27	217,687,549.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		112,350,000	112,350,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		543,016,797	504,016,797		39,000,000	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	655,366,797	616,366,797	39,000,000	0	0	0
May-24	655,544,025	655,544,025	0	0	0	0
Apr-24	655,750,008	655,750,008	0	0	0	0
Mar-24	655,924,951	655,924,951	0	0	0	0
Feb-24	656,158,632	656,158,632	0	0	0	0
Jan-24	656,331,140	656,331,140	0	0	0	0
Dec-23	656,502,620	633,907,620	22,595,000	0	0	0
Nov-23	656,703,073	656,703,073	0	0	0	0
Oct-23	656,872,337	656,872,337	0	0	0	0
Sep-23	657,070,657	657,070,657	0	0	0	0
Aug-23	657,237,730	657,237,730	0	0	0	0
Jul-23	657,403,808	657,403,808	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14A2	30321578	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
14A4	30321580	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
14A5	30321581	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17A9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	180.27	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	167.78	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	113.25	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	461.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			461.30

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28